Document and Entity Information	Jun. 18, 2025
Cover [Abstract]
Entity Registrant Name	Rivian Automotive, Inc. / DE
Amendment Flag	false
Entity Central Index Key	0001874178
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 18, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-41042
Entity Tax Identification Number	47-3544981
Entity Address, Address Line One	14600 Myford Road
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92606
City Area Code	(888)
Local Phone Number	748-4261
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value per share
Trading Symbol	RIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false